Assumptions used in Accounting for Gratuity (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011 Maximum	Mar. 31, 2011 Minimum
Defined Benefit Plan Disclosure [Line Items]
Rate of increase in compensation	7.00%	7.00%	10.00%	7.00%